As  filed via  EDGAR with the Securities and Exchange Commission on June 26,
1997.
                                                               File No. 811-7843
                                                      Registration No. 333-13317
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          | |

                         Pre-Effective Amendment No.                        | |

                         Post-Effective Amendment No. 1                     |X|

                                       and


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

                                 Amendment No. 3                            |X|
                         -------------------------------
                            MUTUAL FUND SELECT GROUP
               (Exact Name of Registrant as Specified in Charter)


                                 101 Park Avenue
                            New York, New York 10178
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                                   Copies to:


George Martinez, Esq.      Peter Eldridge, Esq.       Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------


(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     |X| immediately upon filing pursuant to    | | on (         ) pursuant to
         paragraph (b)                              paragraph (b)
     | | 60 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     |_| 75 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

     The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series, now existing or hereafter created, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant intends to file a 24f-2 Notice for the fiscal year ending October 31, 1997 within 180 days after the close of such fiscal year.

                                EXPLANATORY NOTE



The Prospectus for shares of Vista Select Balanced Fund, Vista Select Equity Income Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select New Growth Opportunities Fund, Vista Select Small Cap Value Fund and Vista Select International Equity Fund, dated December 30, 1996, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(c) of the Securities Act of 1933, as amended (the "Securities Act"), on December 31, 1996.

The Prospectus for shares of Vista Select Short-Term Bond Fund, Vista Select Intermediate Bond Fund and Vista Select Bond Fund, dated December 30, 1996, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(c) of the Securities Act, on December 31, 1996.

The Prospectus Supplement for Vista Select Balanced Fund, Vista Select Equity Income Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select New Growth Opportunities Fund, Vista Select Small Cap Value Fund, Vista Select International Equity Fund, Vista Select Short-Term Bond Fund, Vista Select Intermediate Bond Fund and Vista Select Bond Fund, dated February 26, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on February 26, 1997.

The Prospectus Supplement for Vista Select Balanced Fund, Vista Select Equity Income Fund and Vista Select Large Cap Growth Fund, dated March 17, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on March 17, 1997.

The Statement of Additional Information for Vista Select Balanced Fund, Vista Select Bond Fund, Vista Select Equity Income Fund, Vista Select Intermediate Bond Fund, Vista Select International Equity Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select New Growth Opportunities Fund, Vista Select Short-Term Bond Fund and Vista Select Small Cap Value Fund, dated December 30, 1996, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(c) of the Securities Act, on December 31, 1996.

The Statement of Additional Information Supplement for Vista Select Balanced Fund, Vista Select Bond Fund, Vista Select Equity Income Fund, Vista Select Intermediate Bond Fund, Vista Select International Equity Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select New Growth Opportunities Fund, Vista Select Short-Term Bond Fund and Vista Select Small Cap Value Fund, dated May 7, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on May 7, 1997.

                            MUTUAL FUND SELECT GROUP
                      Registration Statement on Form N-1A


                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) Under the Securities Act of 1933


                         VISTA(SM) SELECT BALANCED FUND
                      VISTA(SM) SELECT EQUITY INCOME FUND
                     VISTA(SM) SELECT LARGE CAP EQUITY FUND
                     VISTA(SM) SELECT LARGE CAP GROWTH FUND
                 VISTA(SM) SELECT NEW GROWTH OPPORTUNITIES FUND
                     VISTA(SM) SELECT SMALL CAP VALUE FUND
                   VISTA(SM) SELECT INTERNATIONAL EQUITY FUND
                     VISTA(SM) SELECT SHORT-TERM BOND FUND
                    VISTA(SM) SELECT INTERMEDIATE BOND FUND
                           VISTA(SM) SELECT BOND FUND


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Not Applicable                                              *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

     5A             Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Purchase and                  *
                    Redeem Shares; How Distributions Are
                    Made; Tax Information; Other Information
                    Concerning the Fund

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                                 *
                    Tax Information

      (h)           About Your Investment; How to Purchase and                  *
                    Redeem Shares; Other Information Concerning
                    the Fund

     7(a)           How to Purchase and Redeem Shares                           *

      (b)           How the Fund Values its Shares;                             *
                    How to Purchase and Redeem Shares

      (c)           Not Applicable                                              *

      (d)           How to Purchase and Redeem Shares                           *


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Purchase and Redeem Shares                           *

      (b)           How to Purchase and Redeem Shares                           *

      (c)           How to Purchase and Redeem Shares                           *

      (d)           How to Purchase and Redeem Shares                           *

     9              Not Applicable                                              *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

    10                    *                                           Front Cover Page

    11                    *                                           Front Cover Page

    12                    *                                           Not Applicable

    13(a)(b)        Fund Objective; Investment                        Investment Policies
                    Policies                                          and Restrictions

    14(c)                 *                                           Management of the Trust and
                                                                      Funds

      (b)                 *                                           Not Applicable

      (c)                 *                                           Management of the Trust and
                                                                      Funds

    15(a)                 *                                           Not Applicable

      (b)                 *                                           General Information

      (c)                 *                                           General Information

    16(a)           Management                                        Management of the Trust and
                                                                      Funds

      (b)           Management                                        Management of the Trust and
                                                                      Funds

      (c)           Other Information Concerning                      Management of the Trust and
                    the Fund                                          Funds

      (d)           Management                                        Management of the Trust and
                                                                      Funds

      (e)                 *                                           Not Applicable

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

      (f)           How to Purchase and Redeem Shares;                Management of the Trust and
                    Other Information Concerning the Fund             Funds

      (g)                 *                                           Not Applicable

      (h)                 *                                           Management of the Trust and
                                                                      Funds
                                                                      Independent Accountants

      (i)                 *                                           Not Applicable

    17              Investment Policies                               Investment Policies and Restrictions

    18(a)           Other Information Concerning the Fund;            General Information
                    How to Purchase and Redeem Shares

      (b)                 *                                           Not Applicable

    19(a)           How to Purchase and Redeem Shares                 Purchases and Redemptions

      (b)           How the Fund Values its Shares; How to            Determination of Net Asset Value
                    Purchase and Redeem Shares


      (c)                 *                                           Purchases and Redemptions

    20              How Distributions are Made; Tax Information       Tax Matters

    21(a)                 *                                           Management of the Trust and Funds

      (b)                 *                                           Management of the Trust and Funds

      (c)                 *                                           Not Applicable

    22                    *                                           Performance Information

    23                    *                                           Not Applicable


Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            VISTA SELECT BOND FUND
                      VISTA SELECT INTERMEDIATE BOND FUND
                       VISTA SELECT SHORT-TERM BOND FUND

                SUPPLEMENT DATED JUNE 26, 1997 TO THE PROSPECTUS
                            DATED DECEMBER 30, 1996

The "Financial Highlights" table below supplements the Funds' unaudited financial statements incorporated by reference into the Statement of Additional Information and sets forth certain information regarding the investment operations of the Funds for the period presented.

The table set forth below provides selected per share data and ratios for one share outstanding for each Fund throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Funds' Semiannual Report to Shareholders for the period ended April 30, 1997, which is incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of this semiannual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have not been audited by independent accountants.

--------------------------------------------------------------------------------

Selected Per Share Data and Ratios for a Share of Beneficial Interest Outstanding throughout the Period Indicated

                                                                                    Vista Select          Vista Select
                                                              Vista Select          Intermediate           Short-Term
                                                                  Bond                  Bond                  Bond
                                                                  Fund                  Fund                  Fund
                                                                --------              --------              --------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................      $  40.38              $  10.09              $  10.63
                                                                --------              --------              --------
 Income from Investment Operations:
  Net Investment Income ..................................         0.911                 0.216                 0.224
  Net Gains or (Losses) in Securities (both realized
    and unrealized) ......................................        (0.600)               (0.115)               (0.054)
                                                                --------              --------              --------
  Total from Investment Operations .......................         0.312                 0.101                 0.170
                                                                --------              --------              --------
 Less Distributions:
  Dividends from Net Investment Income ...................         0.882                 0.212                 0.220
                                                                --------              --------              --------
Net Asset Value, End of Period ...........................      $  39.81              $   9.98              $  10.58
                                                                ========              ========              ========
Total Return .............................................          0.89%                 1.05%                 1.76%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .................      $477,223              $292,922              $ 27,452
 Ratios to Average Net Assets #
  Ratio of Expenses ......................................          0.03%                 0.06%                 0.11%
  Ratio of Net Investment Income .........................          6.94%                 6.57%                 6.43%
  Ratio of Expenses Without Waivers and
    Assumption of Expenses ...............................          0.48%                 0.51%                 0.51%
  Ratio of Net Investment Income Without Waivers
    and Assumption of Expenses ...........................          6.49%                 6.12%                 6.03%
Portfolio Turnover Rate ..................................           104%                   80%                  169%

----------
* Commencement of operations.
# Short periods have been annualized.

                                                                     VSFI-36-697

                           VISTA SELECT BALANCED FUND
                         VISTA SELECT EQUITY INCOME FUND
                       VISTA SELECT LARGE CAP EQUITY FUND
                       VISTA SELECT LARGE CAP GROWTH FUND
                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
                        VISTA SELECT SMALL CAP VALUE FUND
                     VISTA SELECT INTERNATIONAL EQUITY FUND

                         SUPPLEMENT DATED JUNE 26, 1997

                    TO THE PROSPECTUS DATED DECEMBER 30, 1996

The "Financial Highlights" table below supplements the Funds' unaudited financial statements incorporated by reference into the Statement of Additional Information and sets forth certain information regarding the investment operations of the Funds for the period presented.

The table set forth below provides selected per share data and ratios for one share outstanding for each Fund throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Funds' Semiannual Report to Shareholders for the period ended April 30, 1997, which is incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of this semiannual report by contacting the Fund. The financial statements and notes, as well as the financial information set forth in the table below, have not been audited by independent accountants.


VSE-36-697

Selected Per Share Data and Ratios for a Share of Beneficial Interest
                  Outstanding throughout the Period Indicated

                                                         Vista Select   Vista Select
                                           Vista Select     Equity       Large Cap
                                             Balanced       Income         Equity
                                              Fund           Fund           Fund
                                           ------------   ------------  ------------

  Per Share Operating Performance
  Net Asset Value, Beginning of Period ..   $    30.62     $    85.80     $   415.39
                                            ----------     ----------     ----------
   Income from Investment Operations:
  Net Investment Income   ...............        0.384          0.756          2.466
    Net Gains or Losses in Securities
     (both realized and unrealized) .....        0.460          3.950         23.429
                                            ----------     ----------     ----------
    Total from Investment Operations             0.844          4.706         25.895
                                            ----------     ----------     ----------
   Less Distributions:
  Dividends from Net Investment
   Income  ..............................        0.384          0.756          2.465
                                            ----------     ----------     ----------
  Net Asset Value, End of Period   ......   $    31.08     $    89.75     $   438.82
                                            ==========     ==========     ==========
  Total Return   ........................         2.77%          6.52%          7.80%
  Ratios/Supplemental Data:
  Net Assets, End of Period (000 omitted)   $  177,605     $  849,052     $  168,416
   Ratios to Average Net Assets: #
  Ratio of Expenses .....................         0.03%          0.03%          0.03%
    Ratio of Net Investment Income ......         3.75%          2.57%          1.73%
    Ratio of Expenses Without Waivers
     and Assumption of Expenses  ........         0.73%          0.59%          0.62%
    Ratio of Net Investment Income
     Without Waivers and
     Assumption of Expenses   ...........         3.05%          2.01%          1.14%
  Portfolio Turnover Rate ...............           90%            37%            16%
  Average Commission Rate Paid  .........   $  0.06000     $  0.05940     $  0.05950



                                          Vista Select   Vista Select    Vista Select    Vista Select
                                             Large Cap     New Growth       Small Cap    International
                                              Growth     Opportunities       Value           Equity
                                              Fund           Fund             Fund            Fund
                                          -------------  -------------   --------------  -------------
  Per Share Operating Performance
  Net Asset Value, Beginning of Period ..   $    78.73     $    571.14    $    52.23      $    171.21
                                            ----------     -----------    ----------      -----------
   Income from Investment Operations:
  Net Investment Income   ...............        0.289           1.698         0.199            0.898
    Net Gains or Losses in Securities
     (both realized and unrealized) .....        2.400         (51.578)       (3.127)           3.484
                                            ----------     -----------    ----------      -----------
    Total from Investment Operations             2.689         (49.880)       (2.928)           4.382
                                            ----------     -----------    ----------      -----------
   Less Distributions:
  Dividends from Net Investment
   Income ...............................        0.289           1.460         0.152            0.392
                                            ----------     -----------    ----------      -----------
  Net Asset Value, End of Period   ......   $    81.13     $    519.80    $    49.15      $    175.20
                                            ==========     ===========    ==========      ===========
  Total Return   ........................         4.34%          (8.79%)       (4.95%)           2.18%
  Ratios/Supplemental Data:
  Net Assets, End of Period (000 omitted)   $  472,518     $    96,117    $  382,204      $   241,455
   Ratios to Average Net Assets: #
  Ratio of Expenses .....................         0.02%           0.08%         0.02%            0.11%
    Ratio of Net Investment Income ......         1.11%           0.85%         1.22%            1.61%
    Ratio of Expenses Without Waivers
     and Assumption of Expenses  ........         0.60%           0.92%         0.85%            1.39%
    Ratio of Net Investment Income
     Without Waivers and
     Assumption of Expenses   ...........         0.53%           0.01%         0.39%            0.33%
  Portfolio Turnover Rate ...............           29%             23%            4%              55%
  Average Commission Rate Paid  .........   $  0.05740     $   0.05980    $  0.04971      $   0.05292

----------

* Commencement of operations.
# Short periods have been annualized.

                            MUTUAL FUND SELECT GROUP
                         SUPPLEMENT DATED JUNE 26, 1997
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 1996

In the section of the Statement of Additional Information entitled "General Information," the following is inserted in lieu of the Statement of Assets and Liabilities, Notes and Report of Independent Accountants, all of which appear on pages 40-45:

The Financial Statements and Notes to Financial Statements as presented in the Funds' Semiannual Report to Shareholders dated April 30, 1997 are incorporated herein by reference.

                                     PART C



                            MUTUAL FUND SELECT GROUP
                            PART C. OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     (a)    Financial statements
                 In Part A:       Financial Highlights


                 In Part B:       Financial Statements and the Reports thereon
                                  for the Funds for the period ended April 30, 1997 are incorporated by reference into Part
                                  B as part of the April 30, 1997 Semi-Annual
                                  Report to Shareholders for the Funds as filed with the Securities and Exchange Commission by Mutual Fund Select Group on Form N-30D on
                                  June 24, 1997, accession number
                                  0000950123-97-005284, which is incorporated
                                  by reference into Part B.


                 In Part C:       None.

     (b)    Exhibits:

Exhibit
Number
-------
1           Declaration of Trust (1)
2           By-laws. (1)
3           None.
4           None.

5(a)        Form of Investment Advisory Agreement. (1)
5(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(1)
5(c)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management (London) Limited (1)
6           Form of Distribution and Sub-Administration Agreement (1)
7(a)        Form of Retirement Plan for Eligible Trustees.(2)
7(b)        Form of Deferred Compensation Plan for Eligible Trustees. (2)
8           Form of Custodian Agreement.(1)
9(a)        Form of Transfer Agency Agreement. (1)
9(b)        Form of Administration Agreement. (1)

10          Opinion re: Legality of Securities being Registered. (4)
11          Consent of Price Waterhouse LLP (4)
12          None.
13          Form of Share Purchase Agreement. (3)
14          None.
15          None.
16          Schedule for Computation for Each Performance Quotation.(4)
17          Financial Data Schedules (5)
18          Not Applicable
24          Powers of Attorney. (4)






--------------------
(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13317) As filed with the Securities and Exchange Commission on October 2, 1996.
(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(3) Filed as an exhibit to Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 333-13317) as filed with the Securities and Exchange Commission on November 14, 1996.
(4) Filed as an exhibit to Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 333-13317) as filed with the Securities and Exchange Commission on December 19, 1996.
(5) Filed herewith


ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 26.  Number of Holders of Securities

                                                  Number of Record Holders
         Title of Series                             as of May 31, 1997
         ---------------                          ------------------------


VISTA(SM) SELECT BALANCED FUND                              6
VISTA(SM) SELECT EQUITY INCOME FUND                        11
VISTA(SM) SELECT LARGE CAP EQUITY FUND                     10
VISTA(SM) SELECT LARGE CAP GROWTH FUND                      8
VISTA(SM) SELECT NEW GROWTH OPPORTUNITIES FUND              9
VISTA(SM) SELECT SMALL CAP VALUE FUND                       9
VISTA(SM) SELECT INTERNATIONAL EQUITY FUND                  8
VISTA(SM) SELECT SHORT-TERM BOND FUND                       8
VISTA(SM) SELECT INTERMEDIATE BOND FUND                     8
VISTA(SM) SELECT BOND FUND                                  8



ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -----------                              ----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a
                                                                                Director of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Paul W. MacAvoy                        Director                                 Dean of Yale School of
                                                                                Organization and Management

David T. McLaughlin                    Director                                 President and Chief Executive
                                                                                Officer of The Aspen Institute,
                                                                                Chairman of Standard Fuse
                                                                                Corporation and a Director of each
                                                                                of ARCO Chemical Company and
                                                                                Westinghouse Electric Corporation

Edmund T. Pratt, Jr.                   Director                                 Chairman Emeritus, formerly
                                                                                Chairman and Chief Executive
                                                                                Officer, of Pfizer Inc. and a
                                                                                Director of each of Pfizer, Inc.,
                                                                                Celgene Corp., General Motors
                                                                                Corporation and International Paper
                                                                                Company

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

Donald H. Trautlein                    Director                                 Retired Chairman and Chief
                                                                                Executive Officer of Bethlehem
                                                                                Steel Corporation

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc

David T. Kearns                        Director                                 Retired Chairman and Chief
                                                                                Executive Officer of the Xerox
                                                                                Corporation

Delano E. Lewis                        Director                                 President and Chief Executive
                                                                                Officer of National Public Radio

John H. McArthur                       Director                                 Dean of the Harvard Graduate
                                                                                School of Business Administration

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Michael C. Bergerac                    Director                                 Chairman of the Board and
                                                                                Chief Executive Officer Bergerac & Co., Inc.

Susan V. Berresford                    Director                                 President, The Ford Foundation

Randolph W. Bromery                    Director                                 President, Springfield College; President,
                                                                                Geoscience Engineering Corporation

Charles W. Duncan, Jr.                 Director                                 Private Investor

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

E. Michael Kruse                       Vice Chairman of the Board

J. Bruce Llewellyn                     Director                                 Chairman of the Board, The Philadelphia
                                                                                Coca-Cola Bottling Company, The Coca-
                                                                                Cola Bottling Company of Wilmington,
                                                                                Inc., Queen City Broadcasting, Inc.

John P. Mascotte                       Director                                 Chairman, The Missouri Corporation of
                                                                                Johnson & Higgins

John F. McGillicuddy                   Director                                 Retired Chairman of the Board and
                                                                                Chief Executive Officer

Edward D. Miller                       Senior Vice Chairman
                                       of the Board

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

Michael I. Sovern                      Director                                 President, Emeritus and Chancellor Kent,
                                                                                Professor of Law, Columbia University

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

W. Bruce Thomas                        Director                                 Private Investor

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Richard D. Wood                        Director                                 Retired Chairman of the Board, Eli Lilly
                                                                                and Company

Item 28(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                  Principal Occupation or Other
                    Position with                 Employment of a Substantial
Name                the Sub-Advisor               Nature During Past Two Years
----                ---------------               ----------------------------

James Zeigon        Chairman and Director           Director of Chase Asset
                                                    Management (London) Limited

Steven Prostano     Executive Vice President        Chief Operating Officer and
                    and Chief Operating Officer     Director of Chase Asset
                                                    Management (London) Limited

Mark Richardson     President and Chief Investment  Chief Investment Officer
                    Officer                         and Director of Chase Asset
                                                    Management (London) Limited

ITEM 29.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                            Position and Offices                        Position and Offices
Name and Address                            with Distributor                            with the Registrant
----------------                            --------------------                        --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                               Address
                  ----                               -------
Vista Fund Distributors, Inc.                        101 Park Avenue,
                                                     New York, NY 10178

DST Systems, Inc.                                    210 W. 10th Street,
                                                     Kansas City, MO 64105

The Chase Manhattan Bank                             270 Park Avenue,
                                                     New York, NY 10017

Chase Asset Mangement, Inc.                          1211 Avenue of the
                                                     Americas,
                                                     New York, NY 10036

The Chase Manhattan Bank                             One Chase Square,
                                                     Rochester, NY 14363

ITEM 31.  Management Services

          Not applicable

ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of June, 1997.


                                                  MUTUAL FUND SELECT GROUP



                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             *                     Chairman and Trustee            June 26, 1997
-------------------------------
    Fergus Reid, III

             *                     Trustee                         June 26, 1997
-------------------------------
    William J. Armstrong

             *                     Trustee                         June 26, 1997
-------------------------------
    John R.H. Blum

             *                     Trustee                         June 26, 1997
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         June 26, 1997
-------------------------------
    Richard E. Ten Haken

             *                     Trustee                         June 26, 1997
-------------------------------
    Stuart W. Cragin, Jr.

             *                     Trustee                         June 26, 1997
-------------------------------
    Irv Thode

/s/ H. Richard Vartabedian         President                       June 26, 1997
-------------------------------    and Trustee
    H. Richard Vartabedian

             *
-------------------------------    Trustee                         June 26, 1997
    W. Perry Neff

             *
-------------------------------    Trustee                         June 26, 1997
    Roland R. Eppley, Jr.

             *
-------------------------------    Trustee                         June 26, 1997
    W.D. MacCallan

/s/ Martin R. Dean                 Treasurer and                   June 26, 1997
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     June 26, 1997
-------------------------------    Fact
    H. Richard Vartabedian

Exhibit
Number
--------
27                Financial Data Schedules